U.S. SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C.  20549

                     FORM 24f-2
Annual Notice of Securities Sold Pursuant to Rule 24f-2

Read Instructions at end of Form before preparing Form.
               Please print or type.


1.   Name and address of issuer:

     IAA Trust Taxable Fixed Income Series Fund, Inc.

                     808 IAA Drive
                     Bloomington, IL 61702



2. Name of each series or class of funds for which this notice is filed:

               IAA Trust Money Market Series
               IAA Trust Short-Term Government Bond Series
               IAA Trust Long-Term Bond Series

3.   Investment Company Act File Number:          811-3186

      Securities Act File Number:            2-73768



4.   Last day of fiscal year for which this notice is filed:

                         June 30, 1997



5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuers's 24f-2 declaration:

     [  ]

6.   Date of termination of issuer's declaration under Rule
24f-2(a)(1), if applicable (see instruction A.6):

      Not Applicable



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     0



8.   Number and amount of securities registered during the
fiscal year other than pursuant to Rule 24f-2:         0



9. Number and aggregate sale price of securities sold during the fiscal year:

     80,669,984  shares were sold for an aggregate price of
$132,419,782



10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule
24f-2:

     80,669,984  shares were sold for an aggregate price of
$132,419,782



11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

     1,760,026 shares were reinvested for an aggregate price of $1,838,417







12.  CALCULATION OF REGISTRATION FEE:

      (i) Aggregate sale price of securities sold
           during the fiscal year in reliance on
           Rule 24f-2 (from item 10) . . .           $132,419,782

     (ii) Aggregate price of shares issued
           in connection with dividend reinvestment plans
           (from item 11, if applicable)+          1,838,417

    (iii) Aggregate price of shares redeemed
           or repurchased during the fiscal year
           (if applicable)        -         50,133,015

     (iv) Aggregate price of shares redeemed
            or repurchased and previously applied as a
          reduction to filing fees pursuant to Rule 24e-2
            (if applicable)            +           0

      (v) Net aggregate price of securities sold and issued
            during the fiscal year in reliance on Rule 24f-2
            [line (i), plus line (ii), less line (iii),
            plus line (iv)] (if applicable)
                                          84,125,184

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see instruction C.6)
                                        x 1/33rd of 1%

    (vii) Fee due
            [line (i) or line (v) multiplied by line (vi)]:
                                            $25,492.48

INSTRUCTION: Issuers should complete lines (ii), (iii), (iv), and (v) only if the Form is being filed within 60 days after the close of the issuer's fiscal year. See instruction C.3.



13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR
202.3a):

                    [X]

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

      August 28, 1997

                     SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:     /s/ Robert W. Weldon

        Treasurer
   (Signature and Title*)



Date:    August                     22   ,   19 97


     * Please print the name and title of the signing officer below the signature.